DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Derivative Liability And Fair Value Measurements [Abstract]
Schedule of fair value of warrant liability
Fair value – August 31, 2019	$29,501

Change in fair value for the period of warrant derivative liability	(29,501)
Fair value – May 31, 2020	—

Fair value – August 31, 2018	$—

Reclass of warrant derivative liability from equity	1,035,600
Change in fair value for the period of warrant derivative liability	(1,006,099)
Fair value – August 31, 2019	29,501

Summary of pricing model of estimate fair value of derivative liability
	Year Ended August 31, 2019	Year Ended August 31, 2018
Assumptions for Pricing Model:
Expected term in years	0.46	—
Volatility	127%	—
Risk-free interest rate	1.42%-2.10%	—
Expected annual dividends	0%	—